Commitments and Contingencies - Schedule of Operating Lease Payments (Details) (20-F) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Minimum payments	$ 516,628	$ 41,625	$ 263,668
Crude Pty. Ltd. [Member]
Statement Line Items [Line Items]
Location	60-66 Hanover Street Fitzroy, Victoria 3065 Australia
Use	Office / laboratory
Date of expiry of lease	August 31, 2021
Minimum payments	$ 487,837
Mid-Town Partners LLC [Member]
Statement Line Items [Line Items]
Location	1300 Baxter Street, Suite 157, Charlotte, North Carolina
Use	Office
Date of expiry of lease	Month to month
Minimum payments	$ 28,791